Note 40 Fees and commission expense (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022 [1]	Dec. 31, 2021
Fee and commission expense [Line Items]
Demand accounts	€ 6	€ 5	€ 5
Credit and debit cards expenses	2,337	1,884	1,427
Transfers and other payment orders expenses	156	132	120
Commissions for selling insurance	40	54	51
Custody securities	111	92	55
Other fee and commission expense	961	721	574
Fee and commission expense	€ 3,611	€ 2,888	€ 2,232

[1]	(1) Amounts corresponding to 2022 have been restated according to IFRS 17 (see Notes 1.3 and 2.3).